SHARE OPTIONS - Options Details and Assumptions Used to Estimate Fair Value of Options Granted (Details) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Oct. 27, 2008 shares	May 31, 2014 shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 $ / shares shares	Dec. 31, 2013 $ / shares shares
Share options
Incremental compensation expenses | $			$ 1,865	$ 2,317	$ 3,196
2008 Plan
Share options
Shares authorized to grant | shares	4,444,444
Additional shares authorized to issue | shares		6,900,000
2008 Plan | Share options
Share options
Vesting period	4 years		4 years	4 years
Vesting percentage at the end of the first year through the fourth year	25.00%
Expiration period	10 years
Shares options granted | shares			120,000	4,000	546,400	1,797,300	307,250
Exercise price of shares options granted (in dollars per share) | $ / shares			$ 1.10	$ 1.40	$ 2.25		$ 4.75
Incremental compensation expenses | $			$ 97	$ 102	$ 5
Unrecognized incremental compensation cost | $			$ 482
Weighted-average period of recognition of unrecognized compensation cost			1 year 15 days
Assumptions used for estimating the fair value of options granted on the date of grant
Risk-free interest rate (as a percent)			2.45%	1.69%
Exercise multiple			2.2	2.8
Expected volatility (as a percent)			71.70%	59.70%
Expected dividend yield (as a percent)			0.00%	0.00%
Fair value of ordinary shares (in dollars per share) | $ / shares			$ 0.70	$ 0.83
2008 Plan | Share options | Minimum
Share options
Vesting period					3 months	3 years	3 years
Exercise price of shares options granted (in dollars per share) | $ / shares			0.89			$ 1.84
2008 Plan | Share options | Maximum
Share options
Vesting period					4 years	4 years	4 years
Exercise price of shares options granted (in dollars per share) | $ / shares			$ 1.49			$ 3.26
2008 Plan | Nonvested shares
Share options
Vesting period			4 years
Nonvested shares granted | shares			272,000	296,000	3,154,800	2,800,300	711,571
Incremental compensation expenses | $			$ 1,768	$ 2,215	$ 3,191
Weighted-average period of recognition of unrecognized compensation cost			2 years 1 month 10 days
2008 Plan | Nonvested shares | Minimum
Share options
Vesting period				3 months	3 months	3 years	2 years
2008 Plan | Nonvested shares | Maximum
Share options
Vesting period				4 years	4 years	4 years	4 years